Commitments and Contingent Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments and Contingent Liabilities

A summary of commitments and contingent liabilities at September 30, 2017 is as follows:

(In thousands)
Commitments to extend credit	$3,035,455
Standby letters of credit	102,145
Performance letters of credit	22,635
Commercial letters of credit	1,797

A summary of commitments and contingent liabilities at December 31, 2016 and 2015 is as follows:

	December 31,
(In thousands)	2016	2015
Commitments to extend credit	$2,643,501	$2,650,356
Standby letters of credit	120,532	96,932
Performance letters of credit	29,270	40,505